Commitments and contingent liabilities (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 25, 2019 USD ($)
Contingent liabilities associated with guarantees [Abstract]
MAXIMUM POTENTIAL UNDISCOUNTED PAYMENTS		€ 2,814.9	€ 3,086.5
Contingent liabilities associated with legal matters [Abstract]
Amount payable to resolve anti-corruption investigations | $				$ 281.3
TechnipFMC [Member]
Contingent liabilities associated with legal matters [Abstract]
Amount payable to resolve anti-corruption investigations | $				$ 301.3
Period for anti-corruption program reports related to charges of conspiracy to violate		3 years
Financial Guarantees [Member]
Contingent liabilities associated with guarantees [Abstract]
MAXIMUM POTENTIAL UNDISCOUNTED PAYMENTS	[1]	€ 105.0	167.3
Performance Guarantees [Member]
Contingent liabilities associated with guarantees [Abstract]
MAXIMUM POTENTIAL UNDISCOUNTED PAYMENTS	[2]	€ 2,709.9	€ 2,919.2
Maximum [Member]
Contingent liabilities associated with guarantees [Abstract]
Financial instruments expiration period		5 years

[1]	Financial guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on changes in an underlying agreement that is related to an asset, a liability, or an equity security of the guaranteed party. These tend to be drawn down only if there is a failure to fulfill financial obligations.
[2]	Performance guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on another entity’s failure to perform under a nonfinancial obligating agreement. Events that trigger payment are performance-related, such as failure to ship a product or provide a service.